Income Taxes, Additional Disclosures (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure
Range of potential change in unrecognized tax benefits due to state income tax positions and their resolution and expiration of statutes of limitations within the next year	$ 10,000,000
Net accrued interest and penalties	16,200,000	12,300,000
Accrued interest and penalties related to unrecognized income tax benefits	$ 3,500,000	$ 600,000	$ (2,200,000)
State
Income Tax Disclosure
Open tax years by major tax jurisdiction	2010
Federal
Income Tax Disclosure
Open tax years by major tax jurisdiction	2012